LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of components of lease cost
The components of lease cost are as follows:

Year Ended December 31, 2 019
Operating lease cost:
Amortization of land use rights	$22,659
Operating lease cost	39,681
Short-term lease cost	1,569
Variable lease cost	9,595
Finance lease cost:
Amortization of right-of-use assets	12,326
Interest cost	39,696

Total lease cost	$125,526

Disclosure of other information related to lease term and discount rate
Other information related to lease term and discount rate is as follows:

December 31, 2019
Weighted average remaining lease term
Operating leases	18.3 years
Finance leases	13.5 years

Weighted average discount rate
Operating leases	5.82%
Finance leases	13.49%

Schedule of maturities of lease liabilities
Maturities of lease liabilities as of December 31, 2019 are as follows:

	Operating leases	Finance leases
Year ending December 31,
2020	$33,846	$42,681
2021	24,178	47,115
2022	14,447	48,214
2023	8,591	49,337
2024	6,862	50,666
Over 2024	99,625	434,247

Total future minimum lease payments	187,549	672,260
Less: amount representing interest	(66,138)	(370,495)

Present value of future minimum lease payments	121,411	301,765
Current portion	(33,152)	(39,725)

Non-current portion	$88,259	$262,040

Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases
as of December 31, 2019 were as follows:

Year ending December 31,
2020	$54,544
2021	43,994
2022	39,973
2023	40,387
2024	41,650
Over 2024	65,274

$285,822